JPMorgan Small Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 0.7%
Woodward, Inc.	473	37,951
Airlines — 0.7%
Alaska Air Group, Inc. *	962	37,681
Auto Components — 1.0%
LCI Industries	500	50,718
Automobiles — 0.8%
Thor Industries, Inc. (a)	568	39,742
Banks — 9.9%
BankUnited, Inc.	1,635	55,872
Commerce Bancshares, Inc.	620	41,003
Cullen/Frost Bankers, Inc.	428	56,546
First Financial Bancorp	2,359	49,723
First Hawaiian, Inc.	1,990	49,022
First Interstate BancSystem, Inc., Class A	815	32,894
ServisFirst Bancshares, Inc.	627	50,187
Signature Bank	340	51,288
Western Alliance Bancorp	1,051	69,119
Wintrust Financial Corp.	825	67,254
		522,908
Beverages — 1.2%
Primo Water Corp.	5,252	65,907
Building Products — 1.5%
Hayward Holdings, Inc. * (a)	3,614	32,055
Simpson Manufacturing Co., Inc.	627	49,162
		81,217
Capital Markets — 5.7%
AssetMark Financial Holdings, Inc. *	1,643	30,051
Evercore, Inc., Class A	598	49,211
Focus Financial Partners, Inc., Class A *	1,751	55,180
Moelis & Co., Class A	1,432	48,410
Morningstar, Inc.	279	59,342
StepStone Group, Inc., Class A	2,310	56,606
		298,800
Chemicals — 2.6%
Diversey Holdings Ltd. *	3,359	16,322
Perimeter Solutions SA *	1,263	10,120
Quaker Chemical Corp. (a)	419	60,472
Valvoline, Inc.	1,984	50,268
		137,182
Commercial Services & Supplies — 9.2%
Brady Corp., Class A	1,246	51,992
Casella Waste Systems, Inc., Class A *	866	66,116
Driven Brands Holdings, Inc. *	2,307	64,557
IAA, Inc. *	1,968	62,669

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
MSA Safety, Inc.	759	82,996
Ritchie Bros Auctioneers, Inc. (Canada)	877	54,800
Stericycle, Inc. *	1,299	54,716
UniFirst Corp.	282	47,428
		485,274
Construction & Engineering — 2.0%
WillScot Mobile Mini Holdings Corp. *	2,647	106,746
Containers & Packaging — 1.6%
AptarGroup, Inc.	885	84,092
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	957	55,144
Electric Utilities — 1.2%
Portland General Electric Co.	1,417	61,586
Electronic Equipment, Instruments & Components — 2.6%
Badger Meter, Inc.	586	54,147
nLight, Inc. *	2,091	19,755
Novanta, Inc. *	529	61,203
		135,105
Equity Real Estate Investment Trusts (REITs) — 5.0%
CubeSmart	1,150	46,045
EastGroup Properties, Inc.	468	67,572
National Retail Properties, Inc.	1,299	51,789
Outfront Media, Inc.	3,051	46,350
Ryman Hospitality Properties, Inc.	707	51,996
		263,752
Food & Staples Retailing — 3.8%
BJ's Wholesale Club Holdings, Inc. *	1,040	75,729
Casey's General Stores, Inc.	286	57,884
Performance Food Group Co. *	1,621	69,625
		203,238
Food Products — 1.2%
Freshpet, Inc. *	216	10,854
Utz Brands, Inc. (a)	3,462	52,274
		63,128
Health Care Equipment & Supplies — 3.5%
Envista Holdings Corp. *	1,658	54,406
ICU Medical, Inc. *	427	64,273
Neogen Corp. *	1,840	25,703
QuidelOrtho Corp. *	552	39,502
		183,884
Health Care Providers & Services — 5.6%
Agiliti, Inc. *	3,309	47,346
Chemed Corp.	150	65,543

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Encompass Health Corp.	1,561	70,630
HealthEquity, Inc. *	1,025	68,827
Progyny, Inc. *	1,214	44,992
		297,338
Health Care Technology — 1.2%
Certara, Inc. *	2,331	30,960
Definitive Healthcare Corp. *	1,987	30,879
		61,839
Hotels, Restaurants & Leisure — 2.8%
Monarch Casino & Resort, Inc. *	505	28,353
Planet Fitness, Inc., Class A *	943	54,396
Wendy's Co. (The)	3,440	64,287
		147,036
Insurance — 2.3%
Kinsale Capital Group, Inc.	232	59,255
RLI Corp.	606	62,009
		121,264
Internet & Direct Marketing Retail — 0.8%
Xometry, Inc., Class A * (a)	701	39,783
IT Services — 1.2%
WEX, Inc. *	505	64,104
Leisure Products — 2.4%
Acushnet Holdings Corp.	1,362	59,224
Brunswick Corp.	1,051	68,805
		128,029
Life Sciences Tools & Services — 1.7%
Azenta, Inc.	777	33,328
Syneos Health, Inc. *	1,189	56,054
		89,382
Machinery — 7.1%
Altra Industrial Motion Corp.	1,297	43,619
Douglas Dynamics, Inc.	996	27,904
Gates Industrial Corp. plc *	3,076	30,024
Hillman Solutions Corp. *	5,570	42,000
Lincoln Electric Holdings, Inc.	636	79,921
RBC Bearings, Inc. *	339	70,478
Toro Co. (The)	961	83,069
		377,015
Multi-Utilities — 1.0%
NorthWestern Corp.	1,044	51,447
Professional Services — 0.7%
First Advantage Corp. *	3,089	39,628

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.8%
Cushman & Wakefield plc *	3,515	40,242
Road & Rail — 2.6%
Knight-Swift Transportation Holdings, Inc.	1,070	52,359
Landstar System, Inc.	442	63,829
Lyft, Inc., Class A *	1,608	21,178
		137,366
Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc. (Japan) *	2,428	53,049
MACOM Technology Solutions Holdings, Inc. *	897	46,482
Power Integrations, Inc.	1,123	72,201
		171,732
Software — 5.2%
Clearwater Analytics Holdings, Inc., Class A * (a)	2,479	41,616
Duck Creek Technologies, Inc. *	478	5,668
Envestnet, Inc. *	861	38,212
Guidewire Software, Inc. *	663	40,816
nCino, Inc. * (a)	1,125	38,390
Paycor HCM, Inc. * (a)	1,498	44,283
Q2 Holdings, Inc. *	1,337	43,066
Workiva, Inc. *	299	23,252
		275,303
Specialty Retail — 1.3%
Leslie's, Inc. * (a)	2,412	35,479
National Vision Holdings, Inc. *	1,014	33,097
		68,576
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc.	585	38,345
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	594	61,100
Total Common Stocks (Cost $4,415,917)		5,123,584
Short-Term Investments — 5.0%
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $169,100)	169,089	169,157
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	82,032	82,032

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	10,970	10,970
Total Investment of Cash Collateral from Securities Loaned (Cost $92,984)		93,002
Total Short-Term Investments (Cost $262,084)		262,159
Total Investments — 102.1% (Cost $4,678,001)		5,385,743
Liabilities in Excess of Other Assets — (2.1)%		(109,211)
NET ASSETS — 100.0%		5,276,532

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $100,437.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,385,743	$—	$—	$5,385,743

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$189,446	$239,696	$260,037	$17	$35	$169,157	169,089	$1,190	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	159,955	119,000	197,000	56	21	82,032	82,032	613	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	18,662	50,197	57,889	—	—	10,970	10,970	72	—
Total	$368,063	$408,893	$514,926	$73	$56	$262,159		$1,875	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.